Bramshill Income Performance Fund
Schedule of Investments
June 30, 2025 (Unaudited)

CORPORATE BONDS - 35.8%		Par	Value
Aerospace/Defense - 0.7%
RTX Corp., 3.03%, 03/15/2052		$11,322,000	$7,282,595

Diversified Banking Instruments - 8.3%
Bank of America Corp.
1.20% to 10/24/2025 then SOFR + 1.01%, 10/24/2026		25,032,000	24,772,117
5.08% to 01/20/2026 then SOFR + 1.29%, 01/20/2027		13,282,000	13,321,942
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027		11,782,000	11,453,370
Citigroup, Inc., 1.46% to 06/09/2026 then SOFR + 0.77%, 06/09/2027		9,300,000	9,037,238
Goldman Sachs Group, Inc., 1.09% to 12/09/2025 then SOFR + 0.79%, 12/09/2026		8,729,000	8,594,104
JPMorgan Chase & Co.
1.04% to 02/04/2026 then 3 mo. Term SOFR + 0.70%, 02/04/2027		20,000,000	19,589,860
1.58% to 04/22/2026 then SOFR + 0.89%, 04/22/2027		3,500,000	3,419,151
			90,187,782

E-Commerce/Products - 0.4%
Alibaba Group Holding Ltd., 3.15%, 02/09/2051		6,510,000	4,227,963

Electric-Integrated - 6.2%
Dominion Energy, Inc.
7.00% to 06/01/2034 then 5 yr. CMT Rate + 2.51%, 06/01/2054		7,283,000	7,828,504
6.88% to 02/01/2030 then 5 yr. CMT Rate + 2.39%, 02/01/2055		15,564,000	16,388,396
NextEra Energy Capital Holdings, Inc.
6.38% to 08/15/2030 then 5 yr. CMT Rate + 2.05%, 08/15/2055		11,511,000	11,761,163
6.50% to 08/15/2035 then 5 yr. CMT Rate + 1.98%, 08/15/2055		10,445,000	10,702,997
Southern Co., 6.38% to 03/15/2035 then 5 yr. CMT Rate + 2.07%, 03/15/2055		19,317,000	19,920,991
			66,602,051

Energy - 1.3%
Berkshire Hathaway Energy Co., 2.85%, 05/15/2051		6,912,000	4,249,771
BP Capital Markets America, Inc., 3.00%, 03/17/2052		7,100,000	4,492,117
Valero Energy Corp., 3.65%, 12/01/2051		7,872,000	5,305,720
			14,047,608

Finance-Auto Loans - 1.0%
Ally Financial, Inc., 6.65% to 01/17/2035 then 5 yr. CMT Rate + 2.45%, 01/17/2040		10,910,000	10,733,685

Financials - 2.4%
Barclays PLC, 3.33% to 11/24/2041 then 1 yr. CMT Rate + 1.30%, 11/24/2042		4,634,000	3,445,537
Goldman Sachs Group, Inc., 3.21% to 04/22/2041 then SOFR + 1.51%, 04/22/2042		7,560,000	5,664,951
Morgan Stanley, 2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036		10,610,000	9,015,798
Nasdaq, Inc., 3.25%, 04/28/2050		10,829,000	7,307,253
			25,433,539

Insurance - 1.9%
Arch Capital Group Ltd., 3.64%, 06/30/2050		8,571,000	6,261,207
Athene Holding Ltd., 3.95%, 05/25/2051		11,862,000	8,404,154
Reinsurance Group of America, Inc.
7.13% to 10/15/2027 then 5 yr. CMT Rate + 3.46%, 10/15/2052		223,635	5,689,274
5.75% to 06/15/2026 then 3 mo. LIBOR US + 4.04%, 06/15/2056 (a)		5,330	130,851
			20,485,486

Manufacturing - 1.7%
LYB International Finance III LLC, 3.63%, 04/01/2051		14,054,000	9,425,727
Micron Technology, Inc., 3.48%, 11/01/2051		12,322,000	8,429,246
			17,854,973

Media - 0.7%
Charter Communications Operating LLC, 3.50%, 06/01/2041		10,941,000	7,939,249

Oil Companies -Exploration & Production - 0.4%
Occidental Petroleum Corp.
4.50%, 07/15/2044		2,492,000	1,809,827
4.10%, 02/15/2047		3,450,000	2,349,054
			4,158,881

Pharmaceuticals - 0.7%
Biogen, Inc., 3.15%, 05/01/2050		12,825,000	8,097,920

Pipelines - 1.6%
Enbridge, Inc., 8.50% to 01/15/2034 then 5 yr. CMT Rate + 4.43%, 01/15/2084		3,740,000	4,174,027
Kinder Morgan, Inc., 3.25%, 08/01/2050		9,370,000	6,076,339
Williams Cos., Inc., 3.50%, 10/15/2051		11,021,000	7,574,817
			17,825,183

Private Equity - 0.1%
Carlyle Finance LLC, 4.63%, 05/15/2061		96,374	1,614,264

Real Estate Investment Trust - 3.2%
American Tower Corp., 2.95%, 01/15/2051		7,928,000	5,040,520
Rithm Capital Corp., 8.00%, 04/01/2029 (b)		21,228,000	21,460,128
Simon Property Group LP, 3.25%, 09/13/2049		11,414,000	7,660,264
			34,160,912

Retail - 1.0%
Macy's Retail Holdings LLC
5.13%, 01/15/2042		413,000	285,893
4.30%, 02/15/2043		4,914,000	3,164,855
Starbucks Corp., 3.50%, 11/15/2050		10,205,000	7,121,259
			10,572,007

Software & Services - 1.5%
Oracle Corp.
3.60%, 04/01/2040		10,900,000	8,728,937
3.85%, 04/01/2060		10,854,000	7,490,473
			16,219,410

Telecommunication Service - 0.7%
Verizon Communications, Inc., 2.88%, 11/20/2050		12,125,000	7,573,780

Utilities - 2.0%
American Electric Power Co., Inc., 3.25%, 03/01/2050		7,882,000	5,183,906
Duke Energy Corp., 3.30%, 06/15/2041		12,791,000	9,607,770
Pacific Gas and Electric Co., 3.50%, 08/01/2050		11,325,000	7,282,572
			22,074,248
TOTAL CORPORATE BONDS (Cost $380,330,968)			387,091,536

PREFERRED STOCKS - 17.7%		Shares	Value
Banks - 0.7%
Bank of New York Mellon Corp. Depositary Shares, 4.70% to 09/20/2025 then 5 yr. CMT Rate + 4.36%, Perpetual		4,751,000	4,749,760
Wells Fargo & Co. Depositary Shares, 3.00%, 10/23/2026		2,785,000	2,737,965
			7,487,725

Diversified Banking Instruments - 1.3%
Bank of America Corp. Depositary Shares, 6.30% to 03/10/2026 then 3 mo. Term SOFR + 4.81%, Perpetual		4,687,000	4,737,711
Citigroup, Inc. Depositary Shares, 7.00% to 08/15/2034 then 10 yr. CMT Rate + 2.76%, Perpetual (c)		5,620,000	5,915,028
Goldman Sachs Group, Inc. Depositary Shares, 7.38% to 08/10/2029 then 5 yr. CMT Rate + 3.62%, Perpetual (c)		3,728,000	3,749,462
			14,402,201

Energy - 3.8%
BP Capital Markets PLC, 4.88% to 06/22/2030 then 5 yr. CMT Rate + 4.40%, Perpetual		34,657,000	34,354,777
Edison International Depositary Shares, 5.38% to 03/15/2026 then 5 yr. CMT Rate + 4.70%, Perpetual		6,572,000	6,204,110
			40,558,887

Financials - 1.9%
Ally Financial, Inc. Depositary Shares, 4.70% to 05/15/2028 then H157 yr. CMT Rate + 3.48%, Perpetual		17,038,000	15,323,091
UBS Group AG, 9.25% to 11/13/2028 then 5 yr. CMT Rate + 4.75%, Perpetual (b)		1,977,000	2,162,838
Virtus Convertible & Income Fund, Series A, 5.63%, Perpetual		159,164	3,418,843
Virtus Convertible & Income Fund II, 5.50%, Perpetual		7,743	161,442
			21,066,214

Insurance - 2.7%
Allstate Corp. Depositary Shares, Series J, 7.38%, Perpetual		178,012	4,644,333
Lincoln National Corp. Depositary Shares		–	$–
9.25% to 3/1/2028 then 5 yr. CMT Rate + 5.32%, Perpetual		13,551,000	14,802,557
Series D, 9.00%, Perpetual		375,950	10,004,029
			29,450,919

Investment Companies - 1.4%
Brookfield Oaktree Holdings LLC		–	$–
Series A, 6.63%, Perpetual		197,950	4,550,870
Series B, 6.55%, Perpetual		464,808	10,142,111
			14,692,981

Pipelines - 0.4%
Energy Transfer LP Depositary Shares, 7.13% to 05/15/2030 then 5 yr. CMT Rate + 5.31%, Perpetual		4,175,000	4,262,942

Real Estate Investment Trust - 2.6%
AGNC Investment Corp. Depositary Shares		–	$–
Series C, 9.63% (3 mo. Term SOFR + 5.37%), Perpetual		60,862	1,550,155
Series F, 9.21% (3 mo. Term SOFR + 4.96%), Perpetual		620,862	15,589,845
Annaly Capital Management, Inc., Series I, 9.54% (3 mo. Term SOFR + 5.25%), Perpetual		422,022	10,630,734
			27,770,734

Utilities - 2.9%
Brookfield Renewable Partners LP, Series 17, 5.25%, Perpetual		273,839	4,745,630
Sempra Energy Depositary Shares, 4.88% to 10/15/2025 then 5 yr. CMT Rate + 4.55%, Perpetual		26,814,000	26,754,323
			31,499,953
TOTAL PREFERRED STOCKS (Cost $195,012,132)			191,192,556

U.S. TREASURY SECURITIES - 17.5%		Par	Value
United States Treasury Note/Bond
1.25%, 05/15/2050		53,732,000	25,881,613
1.38%, 08/15/2050		53,367,000	26,379,141
1.63%, 11/15/2050		70,894,000	37,440,894
4.13%, 08/15/2053		110,878,000	99,235,810
TOTAL U.S. TREASURY SECURITIES (Cost $198,601,834)			188,937,458

EXCHANGE TRADED FUNDS - 9.0%		Shares	Value
First Trust Smith Opportunistic Fixed Income ETF		34,500	1,514,205
First Trust Smith Unconstrained Bond ETF		60,000	1,493,400
Invesco Senior Loan ETF (c)		100,000	2,092,000
iShares 0-5 Year High Yield Corporate Bond ETF		24,080	1,038,811
iShares 0-5 Year Investment Grade Corporate Bond ETF		130,563	6,605,182
iShares 20+ Year Treasury Bond ETF		331,315	29,238,549
JPMorgan Ultra-Short Income ETF		780,797	39,570,792
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund		105,988	10,655,504
SPDR Blackstone Senior Loan ETF		36,000	1,497,240
Vanguard Long-Term Corporate Bond ETF (c)		41,519	3,151,292
TOTAL EXCHANGE TRADED FUNDS (Cost $97,673,880)			96,856,975

CLOSED-END FUNDS - 1.5%		Shares	Value
Nuveen AMT-Free Quality Municipal Income Fund		725,122	7,918,332
Nuveen Quality Municipal Income Fund (c)		703,660	7,944,322
TOTAL CLOSED-END FUNDS (Cost $16,521,791)			15,862,654

OPEN-END FUNDS - 0.6%		Shares	Value
Equable Shares Hedged Equity Fund - Class Institutional		464,299	6,555,903
TOTAL OPEN-END FUNDS (Cost $5,892,224)			6,555,903

PURCHASED OPTIONS - 0.1%(d)	Notional Amount	Contracts	Value
Call Options - 0.1%			$–
iShares 20+ Year Treasury Bond ETF, Expiration: 09/19/2025; Exercise Price: $93.00 (e)(f)	$ 88,250,000	10,000	820,000
TOTAL PURCHASED OPTIONS (Cost $920,062)			820,000

SHORT-TERM INVESTMENTS - 20.2%			Value
Investments Purchased with Proceeds from Securities Lending - 0.6%		Shares
First American Government Obligations Fund - Class X, 4.23%(g)		6,408,883	6,408,883

Money Market Funds - 10.2%		Shares
First American Government Obligations Fund - Class X, 4.23%(g)		109,764,565	109,764,565

U.S. Treasury Bills - 9.4%		Par
4.30%, 08/19/2025 (h)		$75,300,000	74,859,645
4.42%, 08/26/2025 (h)		27,365,000	27,181,214
			102,040,859
TOTAL SHORT-TERM INVESTMENTS (Cost $218,215,621)			218,214,307

TOTAL INVESTMENTS - 102.4% (Cost $1,113,168,512)			1,105,531,389
Liabilities in Excess of Other Assets - (2.4)%			(25,507,440)
TOTAL NET ASSETS - 100.0%			$1,080,023,949
two			–%
Percentages are stated as a percent of net assets.			–%

AMT - Alternative Minimum Tax
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $23,622,966 or 2.2% of the Fund’s net assets.

(c)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $6,295,818.
(d)	Non-income producing security.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(h)	The rate shown is the annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Bramshill Income Performance Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	–	387,091,536	–	387,091,536
Preferred Stocks	65,437,992	125,754,564	–	191,192,556
U.S. Treasury Securities	–	188,937,458	–	188,937,458
Exchange Traded Funds	96,856,975	–	–	96,856,975
Closed-End Funds	15,862,654	–	–	15,862,654
Open-End Funds	6,555,903	–	–	6,555,903
Purchased Options	–	820,000	–	820,000
Investments Purchased with Proceeds from Securities Lending	6,408,883	–	–	6,408,883
Money Market Funds	109,764,565	–	–	109,764,565
U.S. Treasury Bills	–	102,040,859	–	102,040,859
Total Investments	300,886,972	804,644,417	–	1,105,531,389

Refer to the Schedule of Investments for further disaggregation of investment categories.